Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies

Legal Proceedings

From time to time we are a party, as plaintiff or defendant, to lawsuits in various jurisdictions for demurrage, damages, off-hire and other claims and commercial disputes arising from the construction or operation of our drilling units, in the ordinary course of business or in connection with our acquisition or disposal activities.  We believe that the resolution of such claims will not have a material impact individually or in the aggregate on our operations or financial condition. Our best estimate of the outcome of the various disputes has been reflected in our Consolidated Financial Statements as at December 31, 2017.

Class action
In December 2014, a purported shareholder class action lawsuit, Fuchs et al. v. Seadrill Limited et al., No. 14-cv-9642 (LGS)(KNF), was filed in U.S. Federal District Court in the Southern District of New York, alleging, among other things, that Seadrill and certain of our executives made materially false and misleading statements in connection with the payment of dividends.  In January 2015, a second purported shareholder class action lawsuit, Heron v. Seadrill Limited et al., No. 15-cv-0429 (LGS)(KNF), was filed in the same court on similar grounds.  In March 2015, a third purported shareholder class action lawsuit, Glow v. Seadrill Limited et al., No. 15-cv-1770 (LGS)(KNF), was filed in the same court on similar grounds.  On March 24, 2015, the court consolidated these complaints into a single action.  On June 23, 2015 the court appointed co-lead plaintiffs and co-lead counsel and ordered the co-lead plaintiffs to file a single consolidated amended complaint by July 23, 2015.

The amended complaint was filed on July 23, 2015 alleging, among other things, that Seadrill, North Atlantic Drilling Ltd and certain of their executives made materially false and misleading statements in connection with the payment of dividends, the failure to disclose the risks to the Rosneft transaction as a result of various enacted government sanctions and the inclusion in backlog of $4.1 billion attributable to the Rosneft transaction. The defendants filed their Motion to Dismiss the Complaint on October 13, 2015. The plaintiffs, in turn, filed their Opposition to the Motion to Dismiss on November 12, 2015 and the defendants’ Reply Brief was served on December 4, 2015.

Although we intend to vigorously defend this action, we cannot predict the outcome of this case, nor can we estimate the amount of any possible loss. Accordingly, no loss contingency has been recognized within the Consolidated Financial Statements.

West Mira
On October 12, 2015, HSHI launched arbitration proceedings with regard to Seadrill’s cancellation of the West Mira construction contract. This was settled on March 13, 2017 with an agreed yard installment payment of $170 million was received from HSHI in March 2017. For further information refer to Note 6 "(Loss)/gain on disposals.”

Sevan Drilling
Sevan Drilling is a majority-owned subsidiary of ours. On June 29, 2015, Sevan Drilling disclosed that it had initiated an internal investigation into activities with an agent under certain drilling contracts with Petrobras in Brazil, which were entered prior to the separation from the Sevan Marine Group. On October 16, 2015, Sevan Drilling further disclosed that Sevan Drilling ASA, previously the parent company of Sevan Drilling, had been accused of breaches of Sections 276a and 276b of the Norwegian Criminal Code in respect of payments made in connection with the performance during 2012 to 2015 of drilling contracts originally awarded by Petrobras to Sevan Marine ASA in the period between 2005–2008. For further details please see the Sevan Drilling Annual Report and Financial Statements for the Year Ended December 31, 2017, and subsequent quarterly financial statements as they become publicly available. We cannot predict whether any other governmental authority will seek to investigate this matter, or if a proceeding were to be opened, the scope or ultimate outcome of any such investigation and as a result no loss contingency has been recognized in Seadrill’s Consolidated Financial Statements.

NADL
In February 2016 North Atlantic Drilling was notified of certain customer claims. The client withheld amounts from invoice payments due in the first quarter of 2016, which were settled in January 2017 for $34.7 million subsequent to the Consolidated Balance Sheet date. The settlement amount was reflected as at December 31, 2016.

North Atlantic Drilling, and all other offshore contractors that are members of the Norwegian Shipowners’ Association, lost a Norwegian court case in July 2015 concerning the pension rights of night shift compensation for offshore workers. The case was appealed to the Supreme Court of Norway and the hearing was held in June 2016. The Supreme Court of Norway ruled in favor of the members of the Norwegian Shipowners’ Association, and as such we do not consider there to be any remaining contingent liability. Accordingly, no loss contingency has been recognized within our Consolidated Financial Statements as at December 31, 2016 or December 31, 2017.

Seabras Sapura joint venture
The Sapura Esmeralda, operates under a temporary Brazilian flag which expires on July 28, 2018. Seabras Sapura is currently in the process of applying for a registration with Brazilian authorities which will either entitle the vessel to permanently fly the Brazilian flag or extend the expiry of the temporary flag. There is a risk that either no permanent right to fly the Brazilian flag will be obtained, or that the temporary flag will either be revoked or not be renewed. If this were to happen, it is likely to affect the operations of the Sapura Esmeralda, which could in turn affect its commercial agreements and related financing.

Patent infringement
In January 2015, a subsidiary of Transocean Ltd. filed suit against certain of our subsidiaries for patent infringement. The suit alleges that one of our drilling rigs that operate in the U.S. Gulf of Mexico violated Transocean patents relating to dual-activity drilling. In the same year, we challenged the validity of the patents via the Inter Partes Review process within the U.S. Patent and Trademark Office which ultimately stayed the litigation. The IPR board held in March 2017 that the patents were valid. Despite this finding, we do not believe that our rigs infringe the Transocean patents, which have now expired, and we continue to defend ourselves vigorously against this suit. We do not believe that the ultimate liability, if any, resulting from this litigation will have a material effect on our financial position. We have not previously recognized any related loss contingency in our Consolidated Financial Statements as of December 31, 2017 as we do not believe the loss to be probable.

Pledged assets

The book value of assets pledged under secured credit facilities as of December 31, 2017 was $12,933 million (2016: $13,927 million). At December 31, 2017 we had no marketable securities pledged as security for certain derivative arrangements (2016: nil).

Purchase Commitments

At December 31, 2017, we had contractual commitments under nine newbuilding contracts totaling $1,685 million (2016: thirteen newbuilding contracts totaling $4,098 million). As part of the Chapter 11 proceedings, the Debtors negotiated and announced a global settlement with various creditors, including Samsung Heavy Industries Co., Ltd. ("Samsung") and Daewoo Shipbuilding & Marine Engineering Co., Ltd ("DSME"). The global settlement included an agreement regarding the allowed claim of the newbuild shipyards Samsung and DSME, and the Debtors’ rejection and recognized termination of the newbuild contracts for the West Dorado, West Draco, West Aquila and the West Libra.

In addition, the newbuilding commitments for the Sevan Developer had previously had a contractual obligation balance of $480 million at December 31, 2016. This increased to $526 million in 2017 but was subsequently derecognized in April 2017 as Sevan was deemed to have lost control of the asset and therefore derecognized the newbuild asset and construction obligation. Refer to Note 6 "Loss on disposals" for further information.

The remaining purchase commitments are mainly yard installments and are for the construction of eight jack-up rigs. The table below shows the maturity schedule for the newbuilding contractual commitments, which reflects the most recent deferral agreements with Dalian. Refer to Note 3 "Chapter 11 Proceedings" for further information.

(In US$ millions)	2018	2019	2020	2021	2022	2023 and thereafter	Total
Newbuilding commitments	1,685	—	—	—	—	—	1,685

Guarantees

We have issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

(In US$ millions)	December 31, 2017	December 31, 2016
Guarantees in favor of customers [1,2,3]	1,213	1,403
Guarantees in favor of banks [1,2,3,4]	698	1,677
Guarantees in favor of suppliers [1,3,4]	2,200	2,600
Total	4,111	5,680

(1)
Guarantees to Seadrill Partners - Within guarantees in favor of customers are guarantees provided on behalf of Seadrill Partners of $165 million (2016: $185 million). After the insulation of Seadrill Partners from Seadrill in August 2017 there were no guarantees in favor of banks provided on behalf of Seadrill Partners (2016: $621 million). Guarantees in favor of suppliers includes guarantees on behalf of Seadrill Partners of $0.6 million (2016: $0.4 million). Refer to Note 30 "Related party transactions" for more information.

(2)
Guarantees to SeaMex - Within guarantees in favor of customers are guarantees provided on behalf of SeaMex of $30 million (2016: $30 million). Guarantees in favor of banks includes guarantees on behalf of SeaMex of nil (2016: $0 million). Refer to Note 30 "Related party transactions" for more information.

(3)
Guarantees to Archer - Within guarantees provided to customers are guarantees provided on behalf of Archer of $8 million (2016: $8 million). There were no guarantees in favor of banks provided on behalf of Archer as at December 31, 2017 as these were settled during the year (2016: $253 million and EUR 24 million ($25 million)). Guarantees in favor of suppliers include guarantees on behalf of Archer of GBP 7 million ($10 million) (2016: GBP 8 million ($10 million)). As of December 31, 2016, we recognized a $28 million contingent liability to reflect the potential cash settlement of the guarantees. Refer to Note 30 "Related party transactions" for more information.

(4)
Guarantees to Seabras Sapura -Within guarantees in favor of banks are guarantees provided on behalf of Seabras Sapura Participacoes and Seabras Sapura Holdco totaling $698 million (2016: $787 million). There were no guarantees in favor of suppliers in relation to our joint venture Seabras Sapura Holdco (2016: nil). Refer to Note 30 "Related party transactions" for more information.

As of the Consolidated Balance Sheet date, except for where specifically stated above, we have not recognized any liabilities for the above guarantees, as we do not consider it is probable for the guarantees to be called.